EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2017	2018	2019
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	371,889	1,252,319	532,318
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	60,087,306	61,318,292	65,049,597
Dilutive effect of share options	1,063,107	1,857,191	1,633,860
Denominator for diluted earnings per share	61,150,413	63,175,483	66,683,457
Basic earnings per share	6.19	20.42	8.18
Diluted earnings per share	6.08	19.82	7.98